Business Segments and Enterprise-Wide Information (Schedule Of Segment Performance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 2,202,043		$ 1,845,372		$ 1,436,421
Expenses:
Direct operating	1,502,977	[1]	1,283,351	[1]	1,000,941	[1]
Marketing	27,635		29,004		23,836
Research and development	13,913		11,557		7,437
General and administrative	210,235		163,357		128,629
Litigation settlement	0		0		5,379
Segment operating income (loss)	447,283		358,103		270,199
Less: depreciation and amortization	(184,525)		(148,218)		(126,992)
Operating income	262,758		209,885		143,207
Loss from equity method investments, net	(5,184)		(1,591)		0
Interest expense, net	(15,648)		(23,822)		(34,705)
Other, net	(180)		256		424
Income (loss) from continuing operations before income taxes	241,746		184,728		108,926
Redbox [Member]
Segment Reporting Information [Line Items]
Revenue	1,908,773		1,561,598		1,159,709
Expenses:
Direct operating	1,340,899		1,134,167		859,774
Marketing	20,497		22,041		14,231
Research and development	739		74		0
General and administrative	159,885		120,384		94,854
Litigation settlement					0
Segment operating income (loss)	386,753		284,932		190,850
Less: depreciation and amortization	(148,068)		(115,430)		(93,445)
Operating income	238,685		169,502		97,405
Loss from equity method investments, net	0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income (loss) from continuing operations before income taxes	238,685		169,502		97,405
Coin [Member]
Segment Reporting Information [Line Items]
Revenue	290,761		282,382		275,982
Expenses:
Direct operating	155,740		145,362		138,985
Marketing	4,938		6,142		9,082
Research and development	4,455		6,542		6,159
General and administrative	26,367		23,370		20,060
Litigation settlement					5,379
Segment operating income (loss)	99,261		100,966		96,317
Less: depreciation and amortization	(36,108)		(31,922)		(29,721)
Operating income	63,153		69,044		66,596
Loss from equity method investments, net	0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income (loss) from continuing operations before income taxes	63,153		69,044		66,596
New Ventures [Member]
Segment Reporting Information [Line Items]
Revenue	2,509		1,392		730
Expenses:
Direct operating	5,475		3,349		1,493
Marketing	2,134		771		505
Research and development	8,385		4,623		1,037
General and administrative	11,999		10,464		5,918
Litigation settlement					0
Segment operating income (loss)	(25,484)		(17,815)		(8,223)
Less: depreciation and amortization	(349)		(866)		(3,826)
Operating income	(25,833)		(18,681)		(12,049)
Loss from equity method investments, net	0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income (loss) from continuing operations before income taxes	(25,833)		(18,681)		(12,049)
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue	0		0		0
Expenses:
Direct operating	863		473		689
Marketing	66		50		18
Research and development	334		318		241
General and administrative	11,984		9,139		7,797
Litigation settlement					0
Segment operating income (loss)	(13,247)		(9,980)		(8,745)
Less: depreciation and amortization	0		0		0
Operating income	(13,247)		(9,980)		(8,745)
Loss from equity method investments, net	(5,184)		(1,591)
Interest expense, net	(15,648)		(23,822)		(34,705)
Other, net	(180)		256		424
Income (loss) from continuing operations before income taxes	$ (34,259)		$ (35,137)		$ (43,026)

[1]	“Direct operating” excludes depreciation and other of $127.2 million, $121.2 million, and $110.0 million for 2012, 2011, and 2010 respectively.